Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Millions			12 Months Ended
		Mar. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual) [Abstract]
Premium method using interest rate			6.60%	6.60%
Expenses discounted using weighted average interest rates			4.70%	4.80%
Reserve for short duration contracts			$ 137	$ 70
Reinsurance ceded description			Under the terms of contracts held with certain unaffiliated reinsurers, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% of the reinsured reserves, as outlined in the underlying reinsurance contracts.
Reversion period			3 years
Percentage of assumption for net separate account investment performance			6.30%
Fixed maturity securities priced using external source data			99.00%	99.00%
Fixed maturity securities priced using independent pricing services			85.00%	85.00%
Agreements require a minimum of fair value			102.00%
Cash collateral received			$ 195	$ 313
Fair value of securities received as collateral and recorded off balance sheet			84	43
Fair value of loaned securities			$ 273	348
Loans delinquent period			90 days
Valuation allowance for policy loan			$ 0
Government agency discount notes maturity period			12 months
Unfunded commitments, equity method investments			$ 750	787
Carrying value of investments in limited partnerships			797	582
LIHTC Funds Sold			$ 2,000	$ 1,700
Cumulative yields after tax maturity			2037
Effective period of Guarantees			15 years	15 years
Maximum amount payment to investors under guarantees			$ 1,200,000
Net assets of all consolidated VIEs			$ 821	$ 738
Cash and cash equivalents liquid investments maturities period			Less than three months
Goodwill	[1]		$ 269	269	$ 200
Addition to goodwill			0	69
Impairment to goodwill			0	0
Other intangibles assets			255	267
Jefferson National Financial Corp [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Addition to goodwill		$ 69
Percentage of ownership acquired		100.00%
Payment to acquire business		$ 201
Other [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other long-term investments			757	680
Other Assets [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other assets			369	189
Other Liabilities [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Other liabilities			335	158
Federal Home Loan Bank Borrowings [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Amount of collateralized funding agreements outstanding			2,500	2,000
Federal Home Loan Bank stock held			$ 53	$ 47

[1]	The goodwill balances have not been previously impaired.